RELATED PARTY TRANSACTIONS - Summary of balances due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 2,565	$ 3
UFC
Related Party Transaction [Line Items]
Due from related parties	0	3
Seatankers
Related Party Transaction [Line Items]
Due from related parties	15	0
SwissMarine
Related Party Transaction [Line Items]
Due from related parties	945	0	$ 10,700
Capesize Chartering Ltd ("CCL")
Related Party Transaction [Line Items]
Due from related parties	1,636	0
Other
Related Party Transaction [Line Items]
Due from related parties	$ (31)	$ 0